Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 121,566,351.06
Total Fee Amount	16,788.31
Total Offset Amount	0.00
Net Fee	$ 16,788.31
Offering Table N/A
Offset Table N/A	N/A